Schedule of Derivative Warrant Liabilities (Details) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants [Member]
Fair value as of June 28, 2021 (Initial Public Offering)	$ 224,474
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(99,523)
Fair value as of December 31, 2021	124,951
Public Warrants [Member]
Fair value as of June 28, 2021 (Initial Public Offering)	4,807,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(2,105,075)
Fair value as of December 31, 2021	2,701,925
Warrant Liability [Member]
Fair value as of June 28, 2021 (Initial Public Offering)	5,031,474
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(2,204,598)
Fair value as of December 31, 2021	$ 2,826,876